Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
M3Sixty Income and Opportunity Fund - Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	8.72%	6.79%	5.45%
M3Sixty Income and Opportunity Fund - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	15.31%	8.30%	6.36%
Without Sales Load [Member] | M3Sixty Income and Opportunity Fund - Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	15.04%	8.00%	6.09%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	15.93%	15.10%